Subsequent events (Details) $ / shares in Units, € in Millions, $ in Millions					1 Months Ended		12 Months Ended
	Apr. 14, 2026 USD ($)	Feb. 23, 2026 $ / shares	May 08, 2024 USD ($)	May 08, 2024 EUR (€)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 EUR (€)	Dec. 31, 2026 $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares		Mar. 18, 2026 USD ($)
Disclosure of detailed information about business combination [line items]
Special dividend per share (in dollars per share) | $ / shares								$ 0.2500	$ 0.1500		$ 0
Dividends proposed, target per share (in dollars per share) | $ / shares								$ 0.16
Interest-bearing loans and borrowings | $								$ 17.0	$ 0.0
Purchase of intangible assets, classified as investing activities | $								$ 73.0	$ 85.0	[1]	$ 48.0	[1]
Contingent payments			$ 246.7	€ 210.0
Minimum
Disclosure of detailed information about business combination [line items]
Earnout payments percentage			0.00%	0.00%
Maximum
Disclosure of detailed information about business combination [line items]
Earnout payments percentage			8.00%	8.00%
Dividend Declared
Disclosure of detailed information about business combination [line items]
Special dividend per share (in dollars per share) | $ / shares								$ 0.25
Dividends proposed, target per share (in dollars per share) | $ / shares							$ 0.20
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 0.05
Revolving Credit Facility
Disclosure of detailed information about business combination [line items]
Credit facility | $					$ 100.0
Interest-bearing loans and borrowings | $													$ 25.0
Purchase Of Intangible Asset
Disclosure of detailed information about business combination [line items]
Purchase of intangible assets, classified as investing activities					$ 27.9	€ 24.3
Major business combination | eMarketMed Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (in percent)	100.00%
Consideration | $	$ 1.5

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined under note 2.3 - Change in presentation currency.